UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22240

Partners Group Private Equity (Institutional), LLC

(Exact name of registrant as specified in charter)

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Brooks Lindberg, CCO

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - June 30, 2012 (Unaudited)

Partners Group Private Equity (Institutional), LLC (1)

Investment in Partners Group Private Equity (Master Fund), LLC, at value - 100.06% (Cost $24,979,158)	$33,879,018
Liabilities in excess of other assets - (0.06)%	(21,019)
Net Assets - 100%	$33,857,999

(1)	Invests the majority of its assets in Partners Group Private Equity (Master Fund), LLC

The Schedule of Investments of Partners Group Private Equity (Master Fund), LLC is included below.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - June 30, 2012 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS' EQUITY - NET ASSETS
Percentages as a percentage of total investments are as follows:

Private Equity Investments (59.54%) [a]
Direct Investments * (29.94%)
Direct Equity (14.53%)	Investment Type	Geographic Region [b]	Fair Value
ACP Viking Co-Investment, LLC [c]	Member interest	North America	$2,415,230
AnaCap Calcium, L.P. [c]	Limited partnership interest	Western Europe	7,850,820
ATX Networks Holdings, LLC [c]	Member interest	North America	95,707
Aurora Products Group, LLC [c]	Member interest	North America	425,000
CD&R Univar Co-Investor, L.P. [c]	Limited partnership interest	North America	3,720,403
Collins Food Holding Pty, Ltd. [c]	Common equity	Asia - Pacific	50,449
CT Holdings (International), Ltd.	Common equity	Asia - Pacific	4,501,396
DLJSAP BookCO, LLC [c]	Member interest	South America	728,212
EQT Marvin Co-Investment, L.P. [c]	Limited partnership interest	Western Europe	1,418,884
Fermo, Ltd. [c]	Common equity	Asia - Pacific	280,000
Fermo, Ltd. [c]	Preferred equity	Asia - Pacific	5,320,000
Gemini Global Holdings Investors, LLC [c]	Member interest	North America	180,000
Gemini Global Holdings Investors, LLC [c]	Limited partnership interest	North America	3,704,094
HGI Global Holdings, Inc. [c]	Common equity	North America	335,116
Hogan S.ar.I [c]	Common equity	Western Europe	1,184,430
Hogan S.ar.I [c]	Preferred equity	Western Europe	2,388,120
Kahuna Holdco Pty, Ltd. [c]	Common equity	Asia - Pacific	1,579,150
KKBS Group Holdings, LLC [c]	Member interest	North America	125,000
KLFS Holdings, L.P. [c]	Limited partnership interest	North America	1,969,879
Mauritius (Luxembourg) Investments S.ar.l. [c]	Common equity	Western Europe	1,502,181
MPH Acquisition Holdings, LLC [c]	Member interest	North America	3,288,194
NDES Holdings, LLC [c]	Member interest	North America	4,088,993
Peer I S.A. [c]	Common equity	Western Europe	1,681,584
Peer I S.A.	Preferred equity	Western Europe	3,946,910
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. [c]	Limited partnership interest	North America	2,700,000
Spring Topco, Ltd. [c]	Common equity	North America	630,423
Surgery Center Holdings, LLC [c]	Warrants	North America	62,815
Swissport II Co-Invest FCPR [c]	Common equity	Western Europe	4,409,779
Valhalla Co-Invest, L.P. [c]	Limited partnership interest	Western Europe	4,558,539
			65,141,308

Direct Debt (15.41%)	Interest	Maturity	Investment Type	Geographic Region [b]	Fair Value
AMC Entertainment, Inc.	Libor + 3.25%	12/15/2016	Senior	North America	2,941,487
ATX Networks Corp.	12.00% + 2.00% PIK	5/12/2016	Mezzanine	North America	957,685
Biomnis	7.00% + 2.875% PIK (steps up to Euribor + 5.00% + 2.875% PIK)	5/17/2017	Mezzanine	Western Europe	5,046,030
Dynamic Research Corp.	12.00% + 1.00% PIK	6/30/2017	Mezzanine	North America	10,003,552
Global Tel*Link Corp.	Libor + 4.75% (1.25% floor)	12/14/2017	Senior	North America	5,035,874
Greeneden U.S. Holdings II, LLC	Libor + 5.25% (1.50% floor)	1/31/2019	Senior	North America	4,055,864
HGI Holdings, Inc.	12.50%	10/1/2017	Mezzanine	North America	2,164,167
KACC Acquisition, LLC	12% + 1.00% PIK	6/29/2018	Mezzanine	North America	4,251,535
Kahuna Bidco Pty, Ltd.	BBSY + 5.00% + 3.50% PIK	12/31/2016	Mezzanine	Asia - Pacific	5,154,826
KKBS Holdings, LLC	12.00% + 2.00% PIK	12/17/2016	Mezzanine	North America	1,393,267
Last Mile Funding Corp.	12.00% + 2.50% PIK	6/16/2016	Mezzanine	North America	3,089,160
Learning Care Group (US), Inc.	12.00%	6/30/2016	Senior	North America	2,143,739
Learning Care Group (US) No. 2, Inc.	15.00% PIK (2x redemption preference)	6/30/2016	Mezzanine	North America	539,874
Newcastle Coal Infrastructure Group Pty, Ltd.	BBSY + 6.50% + (steps up to 9.00%)	1/22/2023	Senior	Asia - Pacific	4,151,826
Securitas Direct Holding AB	3.75% + 6.75% PIK	9/2/2019	Mezzanine	Western Europe	7,250,020
ServiceMaster Company (The)	Libor + 2.50%	7/24/2014	Senior	North America	2,873,646
Surgery Center Holdings, Inc.	12.00% + 3.00% PIK	6/24/2015	Mezzanine	North America	4,680,020
Svensk Utbildning Intressenter Holding AB	Libor (SEK) + 5.00% + 7.00% PIK (2.00% floor)	6/30/2018	Mezzanine	Western Europe	2,746,176
Triactor Acquico AB	Euribor + 6.00% + 6.00% PIK (2.00% Euribor floor)	8/22/2017	Mezzanine	Western Europe	622,042
					69,100,790
Total Direct Investments (29.94%)					$134,242,098

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - June 30, 2012 (Unaudited)

Secondary Investments* (28.29%)	Geographic Region [b]	Fair Value
3i Europartners Vb, L.P.	Western Europe	$979,061
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. [c]	Western Europe	1,035,903
Abingworth Bioventures V, L.P. [c]	Western Europe	1,079,213
Advent International GPE VI, L.P.	Western Europe	4,500,039
Apax Europe VI - A, L.P.	Western Europe	529,870
Apax Europe VII - B, L.P. [c]	Western Europe	662,574
Apollo Investment Fund IV, L.P. [c]	North America	18,641
Apollo Investment Fund VI, L.P.	North America	2,103,869
Apollo Investment Fund VII, L.P.	North America	1,346,139
Apollo Overseas Partners (Delaware) VII, L.P.	North America	561,654
Ares Corporate Opportunities Fund III, L.P.	North America	240,182
Bain Capital Fund X, L.P.	North America	13,286,727
Bain Capital X Co-Investment Fund, L.P. [c]	North America	999,045
Baring Asia Private Equity Fund IV, L.P.	Asia - Pacific	462,362
Blackstone Capital Partners V/F, L.P.	North America	4,219,452
Blackstone Capital Partners V-S, L.P. [c]	North America	361,332
Candover 2001 Fund UK No. 2, L.P. [c]	Western Europe	171,555
Candover 2005 Fund, L.P. [c]	Western Europe	971,033
Carlyle Partners IV, L.P.	North America	3,414,073
Carlyle Partners V, L.P.	North America	983,442
Carlyle Partners V/B, L.P.	North America	4,027,943
Citigroup Venture Capital International Growth Offshore I, L.P.	Asia - Pacific	115,021
Citigroup Venture Capital International Growth Offshore II, L.P.	Asia - Pacific	465,774
Citigroup Venture International Growth Partnership II, L.P.	Asia - Pacific	1,410,424
Clayton, Dubilier & Rice Fund VII, L.P.	North America	11,234,316
Clayton, Dubilier & Rice Fund VIII, L.P. [c]	North America	6,095,835
CVC European Equity Partners IV Tandem Fund, L.P.	Western Europe	900,940
CVC European Equity Partners V, L.P.	Western Europe	1,426,248
Duke Street Capital V US No. 2, L.P.	Western Europe	4,690
Duke Street Capital VI US No. 1, L.P.	Western Europe	448,393
Fourth Cinven Fund, L.P.	Western Europe	813,912
Frazier Healthcare VI, L.P. [c]	North America	1,060,837
Green Equity Investors Side V, L.P.	North America	2,165,713
Harvest Partners V, L.P.	North America	702,498
H.I.G. Bayside Debt & LBO Fund II, L.P.	North America	815,915
Highstar Capital III Prism Fund, L.P.	North America	1,948,765
Investcorp Private Equity 2007 Fund, L.P. [c]	North America	3,980,129
Investcorp Technology Partners III (Cayman), L.P.[c]	North America	3,848,060
Irving Place Capital Investors II, L.P.	North America	127,656
Irving Place Capital Partners III, L.P.	North America	1,224,154
KKR European Fund III, L.P. [c]	Western Europe	3,313,598
Madison Dearborn Capital Partners V-A and V-B, L.P.	North America	8,263,078
Madison Dearborn Capital Partners VI-C, L.P.	North America	393,855
MidOcean Partners III, L.P.	North America	2,008,992
Montagu III, L.P.	Western Europe	356,802
Oak Investment Partners XII, L.P. [c]	North America	1,975,670
Palladium Equity Partners III, L.P.	North America	730,809
Permira IV Continuing, L.P. 1	Western Europe	3,390,885
Providence Equity Partners IV, L.P.	North America	144,920
Providence Equity Partners V, L.P.	North America	722,510
Providence Equity Partners VI, L.P.	North America	991,063
Silver Lake Partners III, L.P.	North America	3,258,089
Silver Lake Sumeru Fund, L.P.	North America	348,812
Thomas H. Lee Parallel (DT) Fund VI, L.P. [c]	North America	2,215,255
Thomas H. Lee Parallel Fund VI, L.P.	North America	1,979,299
TPG Partners V, L.P.	North America	6,349,923
TPG Partners VI, L.P.	North America	327,496
Warburg Pincus Private Equity IX, L.P.	North America	1,285,999
Warburg Pincus Private Equity X, L.P.	North America	8,053,835
Total Secondary Investments (28.29%)		$126,854,279

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - June 30, 2012 (Unaudited)

Primary Investments* (1.31%)	Geographic Region [b]	Fair Value
Avista Capital Partners II, L.P.	North America	$1,155,925
Avista Capital Partners III, L.P. [c]	North America	2,042,482
Baring Asia Private Equity V, L.P. [c]	Asia - Pacific	792,699
EQT VI (No.1), L.P. [c]	Western Europe	337,537
Hony Capital Partners V, L.P. [c]	Asia - Pacific	266,423
Kohlberg TE Investors VII, L.P. [c]	North America	386,471
New Enterprise Associates 14, L.P. [c]	North America	450,000
Pátria - Brazilian Private Equity Fund IV, L.P. [c]	South America	440,701
Total Primary Investments (1.31%)		$5,872,238

Total Private Equity Investments (Cost $229,764,170) (59.54%)		$266,968,615

Short-Term Investments (38.58%)
U.S. Government Treasury Obligations (38.58%)
U.S. Treasury Bill, 0.07%, 7/5/2012 [d]	$19,999,844
U.S. Treasury Bill, 0.09%, 8/2/2012 [d]	39,996,977
U.S. Treasury Bill, 0.10%, 8/16/2012 [d]	37,995,387
U.S. Treasury Bill, 0.07%, 8/30/2012 [d]	21,998,196
U.S. Treasury Bill, 0.08%, 9/13/2012 [d]	22,996,389
U.S. Treasury Bill, 0.09%, 9/20/2012 [d]	29,995,170
Total U.S. Government Treasury Obligations (38.58%)	$172,981,963

Total Short-Term Investments (Cost $172,980,305) (38.58%)	$172,981,963

Total Investments (Cost $402,744,475) (98.12%)	439,950,578

Other Assets in Excess of Liabilities (1.88%)	8,448,441

Members' Equity (100.00%)	$448,399,019

*Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary investments involve acquiring single or portfolios of assets on the secondary market.

[a]	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Total cost and fair value of restricted portfolio funds as of June 30, 2012 was $229,764,170 and $266,968,615, respectively.

[b]	Geographic region is based on where a Private Equity Investment is headquartered and may be different from where such Private Equity Investment invests or operates.

[c]	Non-income producing.

[d]	Each issue shows the rate of the discount at the time of purchase.

The accompanying notes are an integral part of this Schedule of Investments.

The Partners Group Private Equity (Master Fund), LLC (the “Master Fund”), in which Partners Group Private Equity (Institutional), LLC invests, may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2012 through June 30, 2012, the Master Fund entered into 1 short forward foreign currency exchange contract. The Master Fund had $481,221 in net realized gains, and $308,355 change in net unrealized appreciation on forward foreign currency exchange contracts.

At June 30, 2012, the Master Fund had outstanding short foreign currency exchange contracts:

					Unrealized
	Contract Amount				Appreciation
Settlement Date	Currency	Buy	Sell	Value	(Depreciation)	Counterparty
August 16, 2012	Euro (€)	$13,004,286	€10,200,000	$12,914,318	$89,968	Barclays Capital

As required by the Financial Accounting Standards Board (“FASB”) Fair Value Measurements and Disclosures, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. Fair Value Measurements and Disclosures established a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investment included in Level I include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. As required by Fair Value Measurements and Disclosures, the Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

•  Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level I pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities generally may be discounted depending on the likely impact of the restrictions on liquidity and Adviser’s estimates.

•  Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investment using Level 3 pricing inputs are based on Adviser’s estimates which consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. When the inputs used to measure fair value may fall into different levels of the fair value hierarchy, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Due to the inherent uncertainty of valuations, estimates values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Investments	Level 1	Level 2	Level 3	Total
Direct Investments:
Direct Equity Investments	$-	$-	$65,141,308	$65,141,308
Direct Debt Investments	-	10,003,552	59,097,238	69,100,790
Total Direct Investments*			$124,238,546	$134,242,098
Secondary Investments*	-	-	126,854,279	126,854,279
Primary Investments*	-	-	5,872,238	5,872,238
Short-Term Investments	172,981,963	-	-	172,981,963
Total	$172,981,963	$10,003,552	$256,965,063	$439,950,578

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2012	Realized Gain	Net change in unrealized	Gross purchases	Gross sales	Net transfers in or out of Level 3**	Balance as of June 30, 2012
Direct Investments:
Direct Equity Investments	$51,293,009	$-	$7,077,898	$8,743,072	$(1,972,671)	$-	$65,141,308
Direct Debt Investments	77,056,016	1,135,144	(2,019,095)	9,544,532	(16,615,807)	(10,003,552)	59,097,238
Total Direct Investments*	$128,349,025	$1,135,144	$5,058,803	$18,287,604	$(18,588,478)	$(10,003,552)	$124,238,546
Secondary Investments*	121,605,789	-	(139,993)	8,120,033	(2,731,550)	-	126,854,279
Primary Investments*	2,441,220	-	(32,458)	3,463,476	-	-	5,872,238
Total	$252,396,034	$1,135,144	$4,886,352	$29,871,113	$(21,320,028)	$(10,003,552)	$256,965,063

The amount of the net change in unrealized appreciation/depreciation for the period ended June 30, 2012 relating to investments in Level 3 assets still held at June 30, 2012 is $(1,892,447), which is included as a component of net change in unrealized appreciation on investments in Private Equity Investments.

*Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary investments involve acquiring single or portfolios of assets on the secondary market. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

** The Adviser has reassessed the criteria used to determine the valuation applied for the mezzanine investment in Dynamic Research Corp., and concluded that the methodology applied meets the criteria of a Level 2 investment rather than those of a Level 3 investment. As a consequence, the Adviser has decided to transfer the investment from Level 3 into Level 2 with effect from June 30, 2012.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

The Master Fund's valuation procedures have been adopted by the Master Fund's Board of Managers, which oversees the implementation of these procedures. The valuation procedures are implemented by the Adviser and the Master Fund's third party administrator, which report to the Board of Managers. For third-party information, Master Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund. The Adviser develops valuation techniques for private equity investments held by the Master Fund, which include discounted cash flow methods and market comparables.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser's Valuation Committee for Level 3 Fair Value Measurements for investments held as of June 30, 2012:

			Unobservable Input	Range (weighted average)
Type of Security	Fair Value at 6/30/2012	Valuation Technique(s)
Direct Investments:
Direct Equity Investments	$ 54,690,186	Market comparable companies	Enterprise Value to EBITDA multiple	6.24 x - 19.28x (9.54)

	2,600,302	Discounted cash flow	Discount factor	16.53% - 20.00% (17.37%)

	7,850,820	Market comparable companies	Price to Book Value multiple	2.23 x - 2.23 x (2.23)

Direct Debt Investments	45,853,674	Market comparable companies	Enterprise Value to EBITDA multiple	6.61 x - 12.21x (8.88)

	4,151,826	Replacement cost	Transaction price	n/a

	9,091,738	Broker quotes	Indicative bid quotes for an inactive market	n/a

Total level 3 investments	$ 124,238,546	*

* Amount excludes private equity fund investments of $132,726,517, which are valued on the basis of reported Net Asset Values.

Level 3 Direct Equity Investments valued by using an unobservable input factor are directly affected by a change in that factor. Level 3 Debt Investments are generally valued using a waterfall approach, including different seniority levels of debt. Thus the effect of a change in the unobservable input factor on the valuation of such investment is limited to the debt portion not covered by the enterprise value resulting from the valuation.

ITEM 2. CONTROLS AND PROCEDURES.

(a)        The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Partners Group Private Equity (Institutional), LLC
By (Signature and Title)*

/s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer
(Principal Executive Officer)

Date August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer
(Principal Executive Officer)

Date August 29, 2012

By (Signature and Title)*

/s/ Robert Collins
Robert Collins, Chief Financial Officer
(Principal Financial Officer)

Date August 29, 2012

* Print the name and title of each signing officer under his or her signature.